Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	May 01, 2018 USD ($)	Mar. 01, 2017 USD ($) Derivative	Dec. 31, 2016 USD ($) Derivative
Designated as hedging instrument | Forward contracts
Derivative [Line Items]
Derivative, notional amount	$ 98
Derivative, remaining maturity	24 months
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Number of interest rate derivatives held | Derivative				4
Derivative, notional amount				$ 1,450
Derivative, swaption interest rate				1.87%
Not designated as hedging instrument | Forward contracts
Derivative [Line Items]
Derivative, notional amount	$ 412
Interest Rate Swaps Maturing 2022 [Member] | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Number of interest rate derivatives entered into | Derivative			2
Derivative, maturity date	Mar. 01, 2022
Interest Rate Swaps Maturing 2022 [Member] | $1.6 billion notional [member] | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount			$ 1,600
Derivative, swaption interest rate			1.98%
Interest Rate Swaps Maturing 2022 [Member] | $750 million notional [member] | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount			$ 750
Proceeds received for settlement of interest rate swap	$ 18
Derivative, swaption interest rate			2.02%
Interest Rate Swaps Maturing 2023 [Member] | $1.6 billion notional [member] | Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Derivative, notional amount		$ 1,600
Derivative, term	March 2022 to March 2023
Derivative, swaption interest rate		3.03%